GOING CONCERN	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2- GOING CONCERN

The accompanying unaudited condensed consolidated financial statements as of December 31, 2023 have been prepared using generally accepted accounting principles in the United States of America (“GAAP”) applicable to a going concern, which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business. During the nine months ended December 31, 2023 and 2022, the Company had a net loss was approximately $4.8 million and $30.8 million, respectively. These factors among other raise substantial doubt about the ability of the Company to continue as a going concern for a reasonable period of time.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from significant shareholders sufficient to meet its minimal operating expenses and seeking third party equity and/or debt financing. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2- GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes the Company will be able to realize its assets and settle its liabilities in the ordinary course of business for the foreseeable future. The Company has experienced a significant decline in consolidated sales and earnings during the most recent three years. For the fiscal years ended March 31, 2023 and 2022, consolidated net sales were approximately $16.1 million and $34.4 million, respectively, and net loss was approximately $37.7 million and $17.1 million, respectively. In addition, as of March 31, 2023, and 2022, accumulated deficit was approximately $106.5 million and $57.9 million, respectively.

Historically, the Company has funded its working capital needs primarily with capital transactions and with secured and unsecured debt, including the issuance of convertible notes and borrowings under short-term financing arrangements. The Company intends to continue to raise capital and use secured and unsecured debt, including the issuance of convertible notes and borrowings under short-term financing arrangements, from time to time in the future as needed to fund its working capital needs and strategic acquisitions.

In the past eighteen months, the Company has initiated several business initiatives intended to stabilize its sales levels, to drive long-term sales growth, and to create positive cash flows from operations, including by implementing stricter fiscal controls over operating costs and expenditures. The Company believes it will be able to fund its working capital needs for the next 12 months with: (a) cash and cash equivalents, as of March 31, 2023, of $3.0 million, (b) secured and unsecured borrowings, including the issuance of convertible notes and borrowings under short-term financing arrangements, (c) capital transactions, and (d) cash from operations. However, there can be no assurance about the future success of the Company’s growth and cost control initiatives or about the Company’s ability to raise sufficient capital and to issue sufficient secured and unsecured debt, including the issuance of convertible notes and borrowings under short-term financing arrangements, in the future to fund its working capital needs.

These matters raise reasonable doubt as to the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.